Eaton Vance Alabama Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Alabama state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Alabama Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Alabama Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.27%	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.03%	0.03%	0.03%	0.03%
Expenses other than Interest Expense	0.27%	0.27%	0.26%	0.27%
Other Expenses	0.30%	0.30%	0.29%	0.30%
Total Annual Fund Operating Expenses	0.77%	1.52%	1.51%	0.57%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Alabama Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	550	709	883	1,384
Class B	655	880	1,029	1,610
Class C	254	477	824	1,802
Class I	58	183	318	714

Expense Example, No Redemption Eaton Vance Alabama Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	550	709	883	1,384
Class B	155	480	829	1,610
Class C	154	477	824	1,802
Class I	58	183	318	714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the interest from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 9. 60 % for the quarter ended September 30, 2009, and the lowest quarterly return was –5. 69 % for the quarter ended September 30, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 6. 99%. For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.25%) for Class A shares were 2.21 % and 3.58%, respectively, for Class B shares were 1.57 % and 2.54%, respectively, for Class C shares were 1.57 % and 2.54%, respectively, and for Class I shares were 2.52 % and 4.08%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.
Average Annual Total Returns Eaton Vance Alabama Municipal Income Fund	1 Year	5 Years	10 Years
Class A	3.68%	2.87%	4.11%
Class A After Taxes on Distributions	3.67%	2.86%	4.08%
Class A After Taxes on Distributions and Sales	3.85%	3.03%	4.12%
Class B	3.01%	2.74%	3.85%
Class C	7.01%	3.11%	3.83%
Class I	9.03%	4.04%	4.70%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to March 21, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Arkansas Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Arkansas state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Arkansas Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Arkansas Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.31%	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.01%	0.01%	0.01%	0.01%
Expenses other than Interest Expense	0.22%	0.22%	0.22%	0.22%
Other Expenses	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.74%	1.49%	1.49%	0.54%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Arkansas Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	547	700	867	1,350
Class B	652	871	1,013	1,576
Class C	252	471	813	1,779
Class I	55	173	302	677

Expense Example, No Redemption Eaton Vance Arkansas Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	547	700	867	1,350
Class B	152	471	813	1,576
Class C	152	471	813	1,779
Class I	55	173	302	677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011, the highest quarterly total return for Class A was 10.73% for the quarter ended March 31, 2009, and the lowest quarterly return was –10.90% for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012) was 5.59%.  For the 30 days ended August 31, 2012, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 39.55%) for Class A shares were 2.18% and 3.61%, respectively, for Class B shares were 1.54% and 2.55%, respectively, for Class C shares were 1.54% and 2.55%, respectively, and for Class I shares were 2.48% and 4.10%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Arkansas Municipal Income Fund	1 Year	5 Years	10 Years
Class A	2.73%	1.21%	3.45%
Class A After Taxes on Distributions	2.73%	1.19%	3.42%
Class A After Taxes on Distributions and Sales	3.23%	1.60%	3.57%
Class B	2.18%	1.12%	3.20%
Class C	6.07%	1.44%	3.16%
Class I	8.14%	2.23%	3.97%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to April 28, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Georgia Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Georgia state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Georgia Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Georgia Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.31%	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.05%	0.05%	0.05%	0.05%
Expenses other than Interest Expense	0.23%	0.23%	0.23%	0.23%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.79%	1.54%	1.54%	0.59%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Georgia Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	715	893	1,406
Class B	657	886	1,039	1,632
Class C	257	486	839	1,834
Class I	60	189	329	738

Expense Example, No Redemption Eaton Vance Georgia Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	715	893	1,406
Class B	157	486	839	1,632
Class C	157	486	839	1,834
Class I	60	189	329	738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund .  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 10. 21 % for the quarter ended March 31, 2009, and the lowest quarterly return was –10. 24 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 7.89%.  For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.68 % and 4.39%, respectively, for Class B shares were 2.06 % and 3.37%, respectively, for Class C shares were 2.07 % and 3.39%, respectively, and for Class I shares were 3.01 % and 4.93%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Georgia Municipal Income Fund	1 Year	5 Years	10 Years
Class A	1.78%	1.35%	3.56%
Class A After Taxes on Distributions	1.77%	1.35%	3.56%
Class A After Taxes on Distributions and Sales	2.75%	1.77%	3.71%
Class B	1.10%	1.24%	3.30%
Class C	5.09%	1.58%	3.28%
Class I	7.12%	2.53%	4.16%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to April 25, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Kentucky Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Kentucky state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Kentucky Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Kentucky Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.27%	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Other Expenses	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	0.73%	1.48%	1.48%	0.53%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Kentucky Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	546	697	862	1,338
Class B	651	868	1,008	1,565
Class C	251	468	808	1,768
Class I	54	170	296	665

Expense Example, No Redemption Eaton Vance Kentucky Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	546	697	862	1,338
Class B	151	468	808	1,565
Class C	151	468	808	1,768
Class I	54	170	296	665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 8. 37 % for the quarter ended September 30, 2009, and the lowest quarterly return was –6. 37 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 6.69%. For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.51 % and 4.11%, respectively, for Class B shares were 1.89 % and 3.09%, respectively, for Class C shares were 1.90 % and 3.11%, respectively, and for Class I shares were 2.88 % and 4.71%, respectively.   A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Kentucky Municipal Income Fund	1 Year	5 Years	10 Years
Class A	2.97%	2.24%	3.58%
Class A After Taxes on Distributions	2.97%	2.23%	3.56%
Class A After Taxes on Distributions and Sales	3.41%	2.50%	3.68%
Class B	2.27%	2.11%	3.32%
Class C	6.38%	2.48%	3.31%
Class I	8.34%	3.29%	4.12%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to March 23, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Maryland Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Maryland state and local income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Maryland Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Maryland Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.33%	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.04%	0.04%	0.04%	0.04%
Expenses other than Interest Expense	0.22%	0.22%	0.22%	0.22%
Other Expenses	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	0.79%	1.54%	1.54%	0.59%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Maryland Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	715	893	1,406
Class B	657	886	1,039	1,632
Class C	257	486	839	1,834
Class I	60	189	329	738

Expense Example, No Redemption Eaton Vance Maryland Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	715	893	1,406
Class B	157	486	839	1,632
Class C	157	486	839	1,834
Class I	60	189	329	738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 9. 93 % for the quarter ended September 30, 2009, and the lowest quarterly return was – 9.86 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 7. 19%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38. 74%) for Class A shares were 2.37 % and 3.87%, respectively, for Class B shares were 1.75 % and 2.86%, respectively, for Class C shares were 1.74 % and 2.84%, respectively, and for Class I shares were 2.69 % and 4.39%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Maryland Municipal Income Fund	1 Year	5 Years	10 Years
Class A	5.21%	2.29%	3.81%
Class A After Taxes on Distributions	5.20%	2.29%	3.80%
Class A After Taxes on Distributions and Sales	4.91%	2.56%	3.90%
Class B	4.71%	2.18%	3.56%
Class C	8.71%	2.54%	3.56%
Class I	10.67%	3.48%	4.42%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Missouri Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Missouri state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Missouri Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Missouri Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.34%	0.34%	0.34%	0.34%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.02%	0.02%	0.02%	0.02%
Expenses other than Interest Expense	0.19%	0.19%	0.19%	0.19%
Other Expenses	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.75%	1.50%	1.50%	0.55%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Missouri Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	548	703	872	1,361
Class B	653	874	1,018	1,588
Class C	253	474	818	1,791
Class I	56	176	307	689

Expense Example, No Redemption Eaton Vance Missouri Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	548	703	872	1,361
Class B	153	474	818	1,588
Class C	153	474	818	1,791
Class I	56	176	307	689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.   Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.   The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011, the highest quarterly total return for Class A was 9.50% for the quarter ended September 30, 2009, and the lowest quarterly return was –6.76% for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012) was 7.56%.  For the 30 days ended August 31, 2012, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.26% and 3.70%, respectively, for Class B shares were 1.63% and 2.67%, respectively, for Class C shares were 1.63% and 2.67%, respectively, and for Class I shares were 2.57% and 4.21%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Missouri Municipal Income Fund	1 Year	5 Years	10 Years
Class A	5.23%	1.67%	3.71%
Class A After Taxes on Distributions	5.32%	1.68%	3.71%
Class A After Taxes on Distributions and Sales	4.97%	2.00%	3.81%
Class B	4.56%	1.55%	3.45%
Class C	8.57%	1.92%	3.43%
Class I	10.65%	2.75%	4.25%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to February 16, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance North Carolina Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and North Carolina state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance North Carolina Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance North Carolina Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.07%	0.07%	0.07%	0.07%
Expenses other than Interest Expense	0.18%	0.18%	0.17%	0.18%
Other Expenses	0.25%	0.25%	0.24%	0.25%
Total Annual Fund Operating Expenses	0.82%	1.57%	1.56%	0.62%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance North Carolina Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	555	724	908	1,440
Class B	660	896	1,055	1,666
Class C	259	493	850	1,856
Class I	63	199	346	774

Expense Example, No Redemption Eaton Vance North Carolina Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	555	724	908	1,440
Class B	160	496	855	1,666
Class C	159	493	850	1,856
Class I	63	199	346	774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 11. 30 % for the quarter ended September 30, 2009, and the lowest quarterly return was - 7. 61 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 9.01%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 40.04%) for Class A shares were 2.34 % and 3.90%, respectively, for Class B shares were 1.72 % and 2.87%, respectively, for Class C shares were 1.71 % and 2 .85%, respectively, and for Class I shares were 2.66 % and 4.44%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance North Carolina Municipal Income Fund	1 Year	5 Years	10 Years
Class A	5.62%	2.78%	3.83%
Class A After Taxes on Distributions	5.62%	2.78%	3.82%
Class A After Taxes on Distributions and Sales	5.37%	3.00%	3.91%
Class B	5.15%	2.69%	3.59%
Class C	9.15%	3.03%	3.59%
Class I	11.26%	4.00%	4.45%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Oregon Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Oregon state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Oregon Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Oregon Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.10%	0.10%	0.10%	0.10%
Expenses other than Interest Expense	0.15%	0.15%	0.14%	0.14%
Other Expenses	0.25%	0.25%	0.24%	0.24%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.58%	0.63%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Oregon Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	730	919	1,463
Class B	662	902	1,066	1,688
Class C	261	499	860	1,878
Class I	64	202	351	786

Expense Example, No Redemption Eaton Vance Oregon Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	730	919	1,463
Class B	162	502	866	1,688
Class C	161	499	860	1,878
Class I	64	202	351	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 12. 43 % for the quarter ended September 30, 2009, and the lowest quarterly return was - 9. 74 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 11.08%.  For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 41.44%) for Class A shares were 3.14 % and 5.36%, respectively, for Class B shares were 2.56 % and 4.37%, respectively, for Class C shares were 2.55 % and 4.35%, respectively, and for Class I shares were 3.48 % and 5.94%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Oregon Municipal Income Fund	1 Year	5 Years	10 Years
Class A	8.59%	2.27%	3.92%
Class A After Taxes on Distributions	8.59%	2.25%	3.91%
Class A After Taxes on Distributions and Sales	7.40%	2.55%	4.02%
Class B	8.10%	2.13%	3.65%
Class C	12.09%	2.48%	3.65%
Class I	14.22%	3.30%	4.44%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to March 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance South Carolina Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and South Carolina state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance South Carolina Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance South Carolina Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.07%	0.07%	0.07%	0.07%
Expenses other than Interest Expense	0.16%	0.16%	0.15%	0.16%
Other Expenses	0.23%	0.23%	0.22%	0.23%
Total Annual Fund Operating Expenses	0.81%	1.56%	1.55%	0.61%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance South Carolina Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	554	721	903	1,429
Class B	659	893	1,050	1,655
Class C	258	490	845	1,845
Class I	62	195	340	762

Expense Example, No Redemption Eaton Vance South Carolina Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	554	721	903	1,429
Class B	159	493	850	1,655
Class C	158	490	845	1,845
Class I	62	195	340	762

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 12. 11 % for the quarter ended September 30, 2009, and the lowest quarterly return was -9.83 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 9.57%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 39.55%) for Class A shares were 2.84 % and 4.70%, respectively, for Class B shares were 2.24 % and 3.71%, respectively, for Class C shares were 2.24 % and 3.71%, respectively, and for Class I shares were 3.19 % and 5.28%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance South Carolina Municipal Income Fund	1 Year	5 Years	10 Years
Class A	6.95%	1.50%	4.07%
Class A After Taxes on Distributions	6.92%	1.50%	4.06%
Class A After Taxes on Distributions and Sales	6.22%	1.89%	4.14%
Class B	6.37%	1.39%	3.81%
Class C	10.49%	1.75%	3.80%
Class I	12.48%	2.67%	4.66%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to January 12, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tennessee Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Tennessee state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 56 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tennessee Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Tennessee Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.26%	0.26%	0.26%	0.26%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.01%	0.01%	0.01%	0.01%
Expenses other than Interest Expense	0.26%	0.26%	0.26%	0.26%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.73%	1.48%	1.48%	0.53%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Tennessee Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	546	697	862	1,338
Class B	651	868	1,008	1,565
Class C	251	468	808	1,768
Class I	54	170	296	665

Expense Example, No Redemption Eaton Vance Tennessee Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	546	697	862	1,338
Class B	151	468	808	1,565
Class C	151	468	808	1,768
Class I	54	170	296	665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 8. 48 % for the quarter ended March 31, 2009, and the lowest quarterly return was –10. 79 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 was 6.79%.  For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.23 % and 3.65%, respectively, for Class B shares were 1.60 % and 2.62%, respectively, for Class C shares were 1.59 % and 2.60%, respectively, and for Class I shares were 2.54 % and 4.16%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Tennessee Municipal Income Fund	1 Year	5 Years	10 Years
Class A	1.44%	0.75%	3.05%
Class A After Taxes on Distributions	1.43%	0.74%	3.04%
Class A After Taxes on Distributions and Sales	2.43%	1.23%	3.24%
Class B	0.72%	0.64%	2.80%
Class C	4.61%	0.98%	2.78%
Class I	6.61%	1.77%	3.58%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes .  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Virginia Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Virginia state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Virginia Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Virginia Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.04%	0.04%	0.04%	0.04%
Expenses other than Interest Expense	0.19%	0.19%	0.19%	0.18%
Other Expenses	0.23%	0.23%	0.23%	0.22%
Total Annual Fund Operating Expenses	0.80%	1.55%	1.55%	0.59%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Virginia Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	553	718	898	1,418
Class B	658	890	1,045	1,643
Class C	258	490	845	1,845
Class I	60	189	329	738

Expense Example, No Redemption Eaton Vance Virginia Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	553	718	898	1,418
Class B	158	490	845	1,643
Class C	158	490	845	1,845
Class I	60	189	329	738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality.

The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class B was 12. 52 % for the quarter ended March 31, 2009, and the lowest quarterly return was –14. 67 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 7.52%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.74%) for Class A shares were 2.50 % and 4.08%, respectively, for Class B shares were 1.88 % and 3.07%, respectively, for Class C shares were 1.88 and 3.07%, respectively, and for Class I shares were 2.83 % and 4.62%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Virginia Municipal Income Fund	1 Year	5 Years	10 Years
Class A	1.35%	(0.10%)	2.72%
Class A After Taxes on Distributions	1.35%	(0.10%)	2.71%
Class A After Taxes on Distributions and Sales	2.50%	0.55%	2.97%
Class B	0.69%	(0.21%)	2.47%
Class C	4.69%	0.12%	2.46%
Class I	6.61%	1.08%	3.32%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to February 8, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index

 After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Alabama Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Alabama state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Alabama Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Alabama Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.27%	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.03%	0.03%	0.03%	0.03%
Expenses other than Interest Expense	0.27%	0.27%	0.26%	0.27%
Other Expenses	0.30%	0.30%	0.29%	0.30%
Total Annual Fund Operating Expenses	0.77%	1.52%	1.51%	0.57%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Alabama Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	550	709	883	1,384
Class B	655	880	1,029	1,610
Class C	254	477	824	1,802
Class I	58	183	318	714

Expense Example, No Redemption Eaton Vance Alabama Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	550	709	883	1,384
Class B	155	480	829	1,610
Class C	154	477	824	1,802
Class I	58	183	318	714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the interest from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 9. 60 % for the quarter ended September 30, 2009, and the lowest quarterly return was –5. 69 % for the quarter ended September 30, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 6. 99%. For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.25%) for Class A shares were 2.21 % and 3.58%, respectively, for Class B shares were 1.57 % and 2.54%, respectively, for Class C shares were 1.57 % and 2.54%, respectively, and for Class I shares were 2.52 % and 4.08%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.
Average Annual Total Returns Eaton Vance Alabama Municipal Income Fund	1 Year	5 Years	10 Years
Class A	3.68%	2.87%	4.11%
Class A After Taxes on Distributions	3.67%	2.86%	4.08%
Class A After Taxes on Distributions and Sales	3.85%	3.03%	4.12%
Class B	3.01%	2.74%	3.85%
Class C	7.01%	3.11%	3.83%
Class I	9.03%	4.04%	4.70%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to March 21, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Arkansas Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Arkansas state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Arkansas Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Arkansas Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.31%	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.01%	0.01%	0.01%	0.01%
Expenses other than Interest Expense	0.22%	0.22%	0.22%	0.22%
Other Expenses	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.74%	1.49%	1.49%	0.54%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Arkansas Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	547	700	867	1,350
Class B	652	871	1,013	1,576
Class C	252	471	813	1,779
Class I	55	173	302	677

Expense Example, No Redemption Eaton Vance Arkansas Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	547	700	867	1,350
Class B	152	471	813	1,576
Class C	152	471	813	1,779
Class I	55	173	302	677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011, the highest quarterly total return for Class A was 10.73% for the quarter ended March 31, 2009, and the lowest quarterly return was –10.90% for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012) was 5.59%.  For the 30 days ended August 31, 2012, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 39.55%) for Class A shares were 2.18% and 3.61%, respectively, for Class B shares were 1.54% and 2.55%, respectively, for Class C shares were 1.54% and 2.55%, respectively, and for Class I shares were 2.48% and 4.10%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Arkansas Municipal Income Fund	1 Year	5 Years	10 Years
Class A	2.73%	1.21%	3.45%
Class A After Taxes on Distributions	2.73%	1.19%	3.42%
Class A After Taxes on Distributions and Sales	3.23%	1.60%	3.57%
Class B	2.18%	1.12%	3.20%
Class C	6.07%	1.44%	3.16%
Class I	8.14%	2.23%	3.97%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to April 28, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Georgia Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Georgia state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Georgia Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Georgia Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.31%	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.05%	0.05%	0.05%	0.05%
Expenses other than Interest Expense	0.23%	0.23%	0.23%	0.23%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.79%	1.54%	1.54%	0.59%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Georgia Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	715	893	1,406
Class B	657	886	1,039	1,632
Class C	257	486	839	1,834
Class I	60	189	329	738

Expense Example, No Redemption Eaton Vance Georgia Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	715	893	1,406
Class B	157	486	839	1,632
Class C	157	486	839	1,834
Class I	60	189	329	738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund .  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 10. 21 % for the quarter ended March 31, 2009, and the lowest quarterly return was –10. 24 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 7.89%.  For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.68 % and 4.39%, respectively, for Class B shares were 2.06 % and 3.37%, respectively, for Class C shares were 2.07 % and 3.39%, respectively, and for Class I shares were 3.01 % and 4.93%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Georgia Municipal Income Fund	1 Year	5 Years	10 Years
Class A	1.78%	1.35%	3.56%
Class A After Taxes on Distributions	1.77%	1.35%	3.56%
Class A After Taxes on Distributions and Sales	2.75%	1.77%	3.71%
Class B	1.10%	1.24%	3.30%
Class C	5.09%	1.58%	3.28%
Class I	7.12%	2.53%	4.16%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to April 25, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Kentucky Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Kentucky state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Kentucky Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Kentucky Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.27%	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Other Expenses	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	0.73%	1.48%	1.48%	0.53%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Kentucky Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	546	697	862	1,338
Class B	651	868	1,008	1,565
Class C	251	468	808	1,768
Class I	54	170	296	665

Expense Example, No Redemption Eaton Vance Kentucky Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	546	697	862	1,338
Class B	151	468	808	1,565
Class C	151	468	808	1,768
Class I	54	170	296	665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 8. 37 % for the quarter ended September 30, 2009, and the lowest quarterly return was –6. 37 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 6.69%. For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.51 % and 4.11%, respectively, for Class B shares were 1.89 % and 3.09%, respectively, for Class C shares were 1.90 % and 3.11%, respectively, and for Class I shares were 2.88 % and 4.71%, respectively.   A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Kentucky Municipal Income Fund	1 Year	5 Years	10 Years
Class A	2.97%	2.24%	3.58%
Class A After Taxes on Distributions	2.97%	2.23%	3.56%
Class A After Taxes on Distributions and Sales	3.41%	2.50%	3.68%
Class B	2.27%	2.11%	3.32%
Class C	6.38%	2.48%	3.31%
Class I	8.34%	3.29%	4.12%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to March 23, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Maryland Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Maryland state and local income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Maryland Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Maryland Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.33%	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.04%	0.04%	0.04%	0.04%
Expenses other than Interest Expense	0.22%	0.22%	0.22%	0.22%
Other Expenses	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	0.79%	1.54%	1.54%	0.59%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Maryland Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	715	893	1,406
Class B	657	886	1,039	1,632
Class C	257	486	839	1,834
Class I	60	189	329	738

Expense Example, No Redemption Eaton Vance Maryland Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	715	893	1,406
Class B	157	486	839	1,632
Class C	157	486	839	1,834
Class I	60	189	329	738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 9. 93 % for the quarter ended September 30, 2009, and the lowest quarterly return was – 9.86 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 7. 19%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38. 74%) for Class A shares were 2.37 % and 3.87%, respectively, for Class B shares were 1.75 % and 2.86%, respectively, for Class C shares were 1.74 % and 2.84%, respectively, and for Class I shares were 2.69 % and 4.39%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Maryland Municipal Income Fund	1 Year	5 Years	10 Years
Class A	5.21%	2.29%	3.81%
Class A After Taxes on Distributions	5.20%	2.29%	3.80%
Class A After Taxes on Distributions and Sales	4.91%	2.56%	3.90%
Class B	4.71%	2.18%	3.56%
Class C	8.71%	2.54%	3.56%
Class I	10.67%	3.48%	4.42%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Missouri Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Missouri state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Missouri Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Missouri Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.34%	0.34%	0.34%	0.34%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.02%	0.02%	0.02%	0.02%
Expenses other than Interest Expense	0.19%	0.19%	0.19%	0.19%
Other Expenses	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.75%	1.50%	1.50%	0.55%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Missouri Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	548	703	872	1,361
Class B	653	874	1,018	1,588
Class C	253	474	818	1,791
Class I	56	176	307	689

Expense Example, No Redemption Eaton Vance Missouri Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	548	703	872	1,361
Class B	153	474	818	1,588
Class C	153	474	818	1,791
Class I	56	176	307	689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.   Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.   The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011, the highest quarterly total return for Class A was 9.50% for the quarter ended September 30, 2009, and the lowest quarterly return was –6.76% for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012) was 7.56%.  For the 30 days ended August 31, 2012, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.26% and 3.70%, respectively, for Class B shares were 1.63% and 2.67%, respectively, for Class C shares were 1.63% and 2.67%, respectively, and for Class I shares were 2.57% and 4.21%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Missouri Municipal Income Fund	1 Year	5 Years	10 Years
Class A	5.23%	1.67%	3.71%
Class A After Taxes on Distributions	5.32%	1.68%	3.71%
Class A After Taxes on Distributions and Sales	4.97%	2.00%	3.81%
Class B	4.56%	1.55%	3.45%
Class C	8.57%	1.92%	3.43%
Class I	10.65%	2.75%	4.25%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to February 16, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance North Carolina Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and North Carolina state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance North Carolina Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance North Carolina Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.07%	0.07%	0.07%	0.07%
Expenses other than Interest Expense	0.18%	0.18%	0.17%	0.18%
Other Expenses	0.25%	0.25%	0.24%	0.25%
Total Annual Fund Operating Expenses	0.82%	1.57%	1.56%	0.62%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance North Carolina Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	555	724	908	1,440
Class B	660	896	1,055	1,666
Class C	259	493	850	1,856
Class I	63	199	346	774

Expense Example, No Redemption Eaton Vance North Carolina Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	555	724	908	1,440
Class B	160	496	855	1,666
Class C	159	493	850	1,856
Class I	63	199	346	774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 11. 30 % for the quarter ended September 30, 2009, and the lowest quarterly return was - 7. 61 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 9.01%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 40.04%) for Class A shares were 2.34 % and 3.90%, respectively, for Class B shares were 1.72 % and 2.87%, respectively, for Class C shares were 1.71 % and 2 .85%, respectively, and for Class I shares were 2.66 % and 4.44%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance North Carolina Municipal Income Fund	1 Year	5 Years	10 Years
Class A	5.62%	2.78%	3.83%
Class A After Taxes on Distributions	5.62%	2.78%	3.82%
Class A After Taxes on Distributions and Sales	5.37%	3.00%	3.91%
Class B	5.15%	2.69%	3.59%
Class C	9.15%	3.03%	3.59%
Class I	11.26%	4.00%	4.45%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Oregon Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Oregon state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Oregon Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Oregon Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.10%	0.10%	0.10%	0.10%
Expenses other than Interest Expense	0.15%	0.15%	0.14%	0.14%
Other Expenses	0.25%	0.25%	0.24%	0.24%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.58%	0.63%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Oregon Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	730	919	1,463
Class B	662	902	1,066	1,688
Class C	261	499	860	1,878
Class I	64	202	351	786

Expense Example, No Redemption Eaton Vance Oregon Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	730	919	1,463
Class B	162	502	866	1,688
Class C	161	499	860	1,878
Class I	64	202	351	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 12. 43 % for the quarter ended September 30, 2009, and the lowest quarterly return was - 9. 74 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 11.08%.  For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 41.44%) for Class A shares were 3.14 % and 5.36%, respectively, for Class B shares were 2.56 % and 4.37%, respectively, for Class C shares were 2.55 % and 4.35%, respectively, and for Class I shares were 3.48 % and 5.94%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Oregon Municipal Income Fund	1 Year	5 Years	10 Years
Class A	8.59%	2.27%	3.92%
Class A After Taxes on Distributions	8.59%	2.25%	3.91%
Class A After Taxes on Distributions and Sales	7.40%	2.55%	4.02%
Class B	8.10%	2.13%	3.65%
Class C	12.09%	2.48%	3.65%
Class I	14.22%	3.30%	4.44%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to March 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance South Carolina Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and South Carolina state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance South Carolina Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance South Carolina Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.07%	0.07%	0.07%	0.07%
Expenses other than Interest Expense	0.16%	0.16%	0.15%	0.16%
Other Expenses	0.23%	0.23%	0.22%	0.23%
Total Annual Fund Operating Expenses	0.81%	1.56%	1.55%	0.61%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance South Carolina Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	554	721	903	1,429
Class B	659	893	1,050	1,655
Class C	258	490	845	1,845
Class I	62	195	340	762

Expense Example, No Redemption Eaton Vance South Carolina Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	554	721	903	1,429
Class B	159	493	850	1,655
Class C	158	490	845	1,845
Class I	62	195	340	762

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 12. 11 % for the quarter ended September 30, 2009, and the lowest quarterly return was -9.83 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 9.57%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 39.55%) for Class A shares were 2.84 % and 4.70%, respectively, for Class B shares were 2.24 % and 3.71%, respectively, for Class C shares were 2.24 % and 3.71%, respectively, and for Class I shares were 3.19 % and 5.28%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance South Carolina Municipal Income Fund	1 Year	5 Years	10 Years
Class A	6.95%	1.50%	4.07%
Class A After Taxes on Distributions	6.92%	1.50%	4.06%
Class A After Taxes on Distributions and Sales	6.22%	1.89%	4.14%
Class B	6.37%	1.39%	3.81%
Class C	10.49%	1.75%	3.80%
Class I	12.48%	2.67%	4.66%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to January 12, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tennessee Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Tennessee state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 56 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tennessee Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Tennessee Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.26%	0.26%	0.26%	0.26%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.01%	0.01%	0.01%	0.01%
Expenses other than Interest Expense	0.26%	0.26%	0.26%	0.26%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.73%	1.48%	1.48%	0.53%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Tennessee Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	546	697	862	1,338
Class B	651	868	1,008	1,565
Class C	251	468	808	1,768
Class I	54	170	296	665

Expense Example, No Redemption Eaton Vance Tennessee Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	546	697	862	1,338
Class B	151	468	808	1,565
Class C	151	468	808	1,768
Class I	54	170	296	665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 8. 48 % for the quarter ended March 31, 2009, and the lowest quarterly return was –10. 79 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 was 6.79%.  For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.23 % and 3.65%, respectively, for Class B shares were 1.60 % and 2.62%, respectively, for Class C shares were 1.59 % and 2.60%, respectively, and for Class I shares were 2.54 % and 4.16%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Tennessee Municipal Income Fund	1 Year	5 Years	10 Years
Class A	1.44%	0.75%	3.05%
Class A After Taxes on Distributions	1.43%	0.74%	3.04%
Class A After Taxes on Distributions and Sales	2.43%	1.23%	3.24%
Class B	0.72%	0.64%	2.80%
Class C	4.61%	0.98%	2.78%
Class I	6.61%	1.77%	3.58%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes .  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Virginia Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Virginia state personal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Virginia Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Virginia Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	none
Interest Expense	0.04%	0.04%	0.04%	0.04%
Expenses other than Interest Expense	0.19%	0.19%	0.19%	0.18%
Other Expenses	0.23%	0.23%	0.23%	0.22%
Total Annual Fund Operating Expenses	0.80%	1.55%	1.55%	0.59%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Virginia Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	553	718	898	1,418
Class B	658	890	1,045	1,643
Class C	258	490	845	1,845
Class I	60	189	329	738

Expense Example, No Redemption Eaton Vance Virginia Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	553	718	898	1,418
Class B	158	490	845	1,643
Class C	158	490	845	1,845
Class I	60	189	329	738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality.

The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class B was 12. 52 % for the quarter ended March 31, 2009, and the lowest quarterly return was –14. 67 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 7.52%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.74%) for Class A shares were 2.50 % and 4.08%, respectively, for Class B shares were 1.88 % and 3.07%, respectively, for Class C shares were 1.88 and 3.07%, respectively, and for Class I shares were 2.83 % and 4.62%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Virginia Municipal Income Fund	1 Year	5 Years	10 Years
Class A	1.35%	(0.10%)	2.72%
Class A After Taxes on Distributions	1.35%	(0.10%)	2.71%
Class A After Taxes on Distributions and Sales	2.50%	0.55%	2.97%
Class B	0.69%	(0.21%)	2.47%
Class C	4.69%	0.12%	2.46%
Class I	6.61%	1.08%	3.32%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.37%
Barclays Capital 20 Year Municipal Bond Index	13.98%	5.27%	6.01%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to February 8, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index

 After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	Eaton Vance Municipals Trust
Central Index Key	dei_EntityCentralIndexKey	0000778365
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 1, 2013
Prospectus Date	rr_ProspectusDate	Jan 1, 2013
Eaton Vance Alabama Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Alabama state personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the interest from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the interest from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 9. 60 % for the quarter ended September 30, 2009, and the lowest quarterly return was –5. 69 % for the quarter ended September 30, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 6. 99%. For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.25%) for Class A shares were 2.21 % and 3.58%, respectively, for Class B shares were 1.57 % and 2.54%, respectively, for Class C shares were 1.57 % and 2.54%, respectively, and for Class I shares were 2.52 % and 4.08%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.69%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to March 21, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance Alabama Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETALX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	550
3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	883
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,384
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	550
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	883
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,384
Annual Return 2002	rr_AnnualReturn2002	8.05%
Annual Return 2003	rr_AnnualReturn2003	5.67%
Annual Return 2004	rr_AnnualReturn2004	2.95%
Annual Return 2005	rr_AnnualReturn2005	3.69%
Annual Return 2006	rr_AnnualReturn2006	6.52%
Annual Return 2007	rr_AnnualReturn2007	1.79%
Annual Return 2008	rr_AnnualReturn2008	(11.76%)
Annual Return 2009	rr_AnnualReturn2009	22.43%
Annual Return 2010	rr_AnnualReturn2010	1.14%
Annual Return 2011	rr_AnnualReturn2011	8.81%
1 Year	rr_AverageAnnualReturnYear01	3.68%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Thirty Day Yield	rr_ThirtyDayYield	2.21%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.58%
Eaton Vance Alabama Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVALX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	655
3 Years	rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,610
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,610
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Thirty Day Yield	rr_ThirtyDayYield	1.57%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.54%
Eaton Vance Alabama Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECALX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	254
3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,802
1 Year	rr_AverageAnnualReturnYear01	7.01%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Thirty Day Yield	rr_ThirtyDayYield	1.57%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.54%
Eaton Vance Alabama Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIALX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	714
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	183
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	318
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	714
1 Year	rr_AverageAnnualReturnYear01	9.03%
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	4.70%
Thirty Day Yield	rr_ThirtyDayYield	2.52%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.08%
Eaton Vance Alabama Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.67%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Eaton Vance Alabama Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Eaton Vance Alabama Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Eaton Vance Alabama Municipal Income Fund | Barclays Capital 20 Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Eaton Vance Arkansas Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Arkansas state personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011, the highest quarterly total return for Class A was 10.73% for the quarter ended March 31, 2009, and the lowest quarterly return was –10.90% for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012) was 5.59%.  For the 30 days ended August 31, 2012, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 39.55%) for Class A shares were 2.18% and 3.61%, respectively, for Class B shares were 1.54% and 2.55%, respectively, for Class C shares were 1.54% and 2.55%, respectively, and for Class I shares were 2.48% and 4.10%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.90%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to April 28, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance Arkansas Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETARX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	547
3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	867
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,350
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	547
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	867
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,350
Annual Return 2002	rr_AnnualReturn2002	8.12%
Annual Return 2003	rr_AnnualReturn2003	6.09%
Annual Return 2004	rr_AnnualReturn2004	3.28%
Annual Return 2005	rr_AnnualReturn2005	3.68%
Annual Return 2006	rr_AnnualReturn2006	7.67%
Annual Return 2007	rr_AnnualReturn2007	0.18%
Annual Return 2008	rr_AnnualReturn2008	(18.96%)
Annual Return 2009	rr_AnnualReturn2009	27.63%
Annual Return 2010	rr_AnnualReturn2010	(0.28%)
Annual Return 2011	rr_AnnualReturn2011	7.90%
1 Year	rr_AverageAnnualReturnYear01	2.73%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Thirty Day Yield	rr_ThirtyDayYield	2.18%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.61%
Eaton Vance Arkansas Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVARX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	652
3 Years	rr_ExpenseExampleYear03	871
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,013
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,576
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	471
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	813
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,576
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Thirty Day Yield	rr_ThirtyDayYield	1.54%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.55%
Eaton Vance Arkansas Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECARX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	252
3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	471
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	813
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Thirty Day Yield	rr_ThirtyDayYield	1.54%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.55%
Eaton Vance Arkansas Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIARX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	677
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	55
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	173
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	302
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	677
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Thirty Day Yield	rr_ThirtyDayYield	2.48%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.10%
Eaton Vance Arkansas Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.73%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Eaton Vance Arkansas Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.23%
5 Years	rr_AverageAnnualReturnYear05	1.60%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Eaton Vance Arkansas Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Eaton Vance Arkansas Municipal Income Fund | Barclays Capital 20 Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Eaton Vance Georgia Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Georgia state personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund .  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 10. 21 % for the quarter ended March 31, 2009, and the lowest quarterly return was –10. 24 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 7.89%.  For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.68 % and 4.39%, respectively, for Class B shares were 2.06 % and 3.37%, respectively, for Class C shares were 2.07 % and 3.39%, respectively, and for Class I shares were 3.01 % and 4.93%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.24%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to April 25, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance Georgia Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETGAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.05%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	552
3 Years	rr_ExpenseExampleYear03	715
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	893
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,406
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	552
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	893
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,406
Annual Return 2002	rr_AnnualReturn2002	8.93%
Annual Return 2003	rr_AnnualReturn2003	6.82%
Annual Return 2004	rr_AnnualReturn2004	4.04%
Annual Return 2005	rr_AnnualReturn2005	2.61%
Annual Return 2006	rr_AnnualReturn2006	6.83%
Annual Return 2007	rr_AnnualReturn2007	0.34%
Annual Return 2008	rr_AnnualReturn2008	(18.40%)
Annual Return 2009	rr_AnnualReturn2009	28.91%
Annual Return 2010	rr_AnnualReturn2010	(0.52%)
Annual Return 2011	rr_AnnualReturn2011	6.91%
1 Year	rr_AverageAnnualReturnYear01	1.78%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Thirty Day Yield	rr_ThirtyDayYield	2.68%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.39%
Eaton Vance Georgia Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVGAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.05%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,039
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,632
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,632
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	3.30%
Thirty Day Yield	rr_ThirtyDayYield	2.06%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.37%
Eaton Vance Georgia Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECGAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.05%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	257
3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Thirty Day Yield	rr_ThirtyDayYield	2.07%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.39%
Eaton Vance Georgia Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIGAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.05%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	60
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	189
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	329
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	738
1 Year	rr_AverageAnnualReturnYear01	7.12%
5 Years	rr_AverageAnnualReturnYear05	2.53%
10 Years	rr_AverageAnnualReturnYear10	4.16%
Thirty Day Yield	rr_ThirtyDayYield	3.01%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.93%
Eaton Vance Georgia Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Eaton Vance Georgia Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Eaton Vance Georgia Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Eaton Vance Georgia Municipal Income Fund | Barclays Capital 20 Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Eaton Vance Kentucky Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Kentucky state personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 8. 37 % for the quarter ended September 30, 2009, and the lowest quarterly return was –6. 37 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 6.69%. For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.51 % and 4.11%, respectively, for Class B shares were 1.89 % and 3.09%, respectively, for Class C shares were 1.90 % and 3.11%, respectively, and for Class I shares were 2.88 % and 4.71%, respectively.   A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.37%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to March 23, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance Kentucky Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETKYX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	546
3 Years	rr_ExpenseExampleYear03	697
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	862
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	546
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	862
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,338
Annual Return 2002	rr_AnnualReturn2002	8.40%
Annual Return 2003	rr_AnnualReturn2003	5.31%
Annual Return 2004	rr_AnnualReturn2004	2.70%
Annual Return 2005	rr_AnnualReturn2005	3.29%
Annual Return 2006	rr_AnnualReturn2006	5.16%
Annual Return 2007	rr_AnnualReturn2007	1.85%
Annual Return 2008	rr_AnnualReturn2008	(13.47%)
Annual Return 2009	rr_AnnualReturn2009	21.60%
Annual Return 2010	rr_AnnualReturn2010	1.20%
Annual Return 2011	rr_AnnualReturn2011	8.11%
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Thirty Day Yield	rr_ThirtyDayYield	2.51%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.11%
Eaton Vance Kentucky Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVKYX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	651
3 Years	rr_ExpenseExampleYear03	868
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,008
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	151
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	468
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,565
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Thirty Day Yield	rr_ThirtyDayYield	1.89%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.09%
Eaton Vance Kentucky Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECKYX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	251
3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	151
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	468
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,768
1 Year	rr_AverageAnnualReturnYear01	6.38%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Thirty Day Yield	rr_ThirtyDayYield	1.90%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.11%
Eaton Vance Kentucky Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIKYX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	54
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	170
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	665
1 Year	rr_AverageAnnualReturnYear01	8.34%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Thirty Day Yield	rr_ThirtyDayYield	2.88%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.71%
Eaton Vance Kentucky Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Eaton Vance Kentucky Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.41%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	3.68%
Eaton Vance Kentucky Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Eaton Vance Kentucky Municipal Income Fund | Barclays Capital 20 Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Eaton Vance Maryland Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Maryland state and local income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 9. 93 % for the quarter ended September 30, 2009, and the lowest quarterly return was – 9.86 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 7. 19%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38. 74%) for Class A shares were 2.37 % and 3.87%, respectively, for Class B shares were 1.75 % and 2.86%, respectively, for Class C shares were 1.74 % and 2.84%, respectively, and for Class I shares were 2.69 % and 4.39%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.86%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance Maryland Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETMDX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.04%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	552
3 Years	rr_ExpenseExampleYear03	715
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	893
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,406
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	552
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	893
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,406
Annual Return 2002	rr_AnnualReturn2002	8.01%
Annual Return 2003	rr_AnnualReturn2003	4.86%
Annual Return 2004	rr_AnnualReturn2004	2.66%
Annual Return 2005	rr_AnnualReturn2005	4.61%
Annual Return 2006	rr_AnnualReturn2006	6.77%
Annual Return 2007	rr_AnnualReturn2007	(0.14%)
Annual Return 2008	rr_AnnualReturn2008	(16.40%)
Annual Return 2009	rr_AnnualReturn2009	27.24%
Annual Return 2010	rr_AnnualReturn2010	0.17%
Annual Return 2011	rr_AnnualReturn2011	10.47%
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	3.81%
Thirty Day Yield	rr_ThirtyDayYield	2.37%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.87%
Eaton Vance Maryland Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVMYX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.04%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,039
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,632
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,632
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Thirty Day Yield	rr_ThirtyDayYield	1.75%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.86%
Eaton Vance Maryland Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECMDX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.04%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	257
3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
1 Year	rr_AverageAnnualReturnYear01	8.71%
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Thirty Day Yield	rr_ThirtyDayYield	1.74%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.84%
Eaton Vance Maryland Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIMDX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.04%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	60
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	189
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	329
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	738
1 Year	rr_AverageAnnualReturnYear01	10.67%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Thirty Day Yield	rr_ThirtyDayYield	2.69%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.39%
Eaton Vance Maryland Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Eaton Vance Maryland Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.91%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	3.90%
Eaton Vance Maryland Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Eaton Vance Maryland Municipal Income Fund | Barclays Capital 20 Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Eaton Vance Missouri Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Missouri state personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.   Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.   The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011, the highest quarterly total return for Class A was 9.50% for the quarter ended September 30, 2009, and the lowest quarterly return was –6.76% for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012) was 7.56%.  For the 30 days ended August 31, 2012, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.26% and 3.70%, respectively, for Class B shares were 1.63% and 2.67%, respectively, for Class C shares were 1.63% and 2.67%, respectively, and for Class I shares were 2.57% and 4.21%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.76%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to February 16, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance Missouri Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETMOX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	548
3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,361
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	548
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	872
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,361
Annual Return 2002	rr_AnnualReturn2002	8.42%
Annual Return 2003	rr_AnnualReturn2003	5.39%
Annual Return 2004	rr_AnnualReturn2004	5.11%
Annual Return 2005	rr_AnnualReturn2005	3.93%
Annual Return 2006	rr_AnnualReturn2006	6.14%
Annual Return 2007	rr_AnnualReturn2007	(0.09%)
Annual Return 2008	rr_AnnualReturn2008	(14.17%)
Annual Return 2009	rr_AnnualReturn2009	21.46%
Annual Return 2010	rr_AnnualReturn2010	(0.82%)
Annual Return 2011	rr_AnnualReturn2011	10.43%
1 Year	rr_AverageAnnualReturnYear01	5.23%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Thirty Day Yield	rr_ThirtyDayYield	2.26%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.70%
Eaton Vance Missouri Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVMOX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	653
3 Years	rr_ExpenseExampleYear03	874
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,018
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,588
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	818
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,588
1 Year	rr_AverageAnnualReturnYear01	4.56%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Thirty Day Yield	rr_ThirtyDayYield	1.63%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.67%
Eaton Vance Missouri Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECMOX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	253
3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	818
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,791
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Thirty Day Yield	rr_ThirtyDayYield	1.63%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.67%
Eaton Vance Missouri Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIMOX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	4.25%
Thirty Day Yield	rr_ThirtyDayYield	2.57%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.21%
Eaton Vance Missouri Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Eaton Vance Missouri Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	3.81%
Eaton Vance Missouri Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Eaton Vance Missouri Municipal Income Fund | Barclays Capital 20 Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Eaton Vance North Carolina Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax and North Carolina state personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 11. 30 % for the quarter ended September 30, 2009, and the lowest quarterly return was - 7. 61 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 9.01%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 40.04%) for Class A shares were 2.34 % and 3.90%, respectively, for Class B shares were 1.72 % and 2.87%, respectively, for Class C shares were 1.71 % and 2 .85%, respectively, and for Class I shares were 2.66 % and 4.44%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(7.61%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.61%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance North Carolina Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETNCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.07%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	555
3 Years	rr_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	908
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,440
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	555
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	724
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	908
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,440
Annual Return 2002	rr_AnnualReturn2002	7.67%
Annual Return 2003	rr_AnnualReturn2003	4.61%
Annual Return 2004	rr_AnnualReturn2004	2.43%
Annual Return 2005	rr_AnnualReturn2005	3.12%
Annual Return 2006	rr_AnnualReturn2006	6.81%
Annual Return 2007	rr_AnnualReturn2007	1.17%
Annual Return 2008	rr_AnnualReturn2008	(14.68%)
Annual Return 2009	rr_AnnualReturn2009	26.28%
Annual Return 2010	rr_AnnualReturn2010	(0.43%)
Annual Return 2011	rr_AnnualReturn2011	10.93%
1 Year	rr_AverageAnnualReturnYear01	5.62%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Thirty Day Yield	rr_ThirtyDayYield	2.34%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.90%
Eaton Vance North Carolina Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVNCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.07%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,055
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,666
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,666
1 Year	rr_AverageAnnualReturnYear01	5.15%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Thirty Day Yield	rr_ThirtyDayYield	1.72%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.87%
Eaton Vance North Carolina Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECNCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.07%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	259
3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,856
1 Year	rr_AverageAnnualReturnYear01	9.15%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Thirty Day Yield	rr_ThirtyDayYield	1.71%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.85%
Eaton Vance North Carolina Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EINCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.07%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	774
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	63
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	199
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	346
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	774
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	4.00%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Thirty Day Yield	rr_ThirtyDayYield	2.66%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.44%
Eaton Vance North Carolina Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.62%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Eaton Vance North Carolina Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Eaton Vance North Carolina Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Eaton Vance North Carolina Municipal Income Fund | Barclays Capital 20 Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Eaton Vance Oregon Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Oregon state personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 12. 43 % for the quarter ended September 30, 2009, and the lowest quarterly return was - 9. 74 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 11.08%.  For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 41.44%) for Class A shares were 3.14 % and 5.36%, respectively, for Class B shares were 2.56 % and 4.37%, respectively, for Class C shares were 2.55 % and 4.35%, respectively, and for Class I shares were 3.48 % and 5.94%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.74%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to March 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance Oregon Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETORX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.10%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	557
3 Years	rr_ExpenseExampleYear03	730
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	919
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,463
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	557
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	730
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	919
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,463
Annual Return 2002	rr_AnnualReturn2002	7.46%
Annual Return 2003	rr_AnnualReturn2003	6.64%
Annual Return 2004	rr_AnnualReturn2004	2.44%
Annual Return 2005	rr_AnnualReturn2005	4.21%
Annual Return 2006	rr_AnnualReturn2006	7.34%
Annual Return 2007	rr_AnnualReturn2007	(0.06%)
Annual Return 2008	rr_AnnualReturn2008	(18.90%)
Annual Return 2009	rr_AnnualReturn2009	27.16%
Annual Return 2010	rr_AnnualReturn2010	(0.02%)
Annual Return 2011	rr_AnnualReturn2011	13.99%
1 Year	rr_AverageAnnualReturnYear01	8.59%
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Thirty Day Yield	rr_ThirtyDayYield	3.14%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	5.36%
Eaton Vance Oregon Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVORX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.10%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	662
3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,688
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,688
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Thirty Day Yield	rr_ThirtyDayYield	2.56%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.37%
Eaton Vance Oregon Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECORX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.10%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	261
3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,878
1 Year	rr_AverageAnnualReturnYear01	12.09%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Thirty Day Yield	rr_ThirtyDayYield	2.55%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.35%
Eaton Vance Oregon Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIORX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.10%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	786
1 Year	rr_AverageAnnualReturnYear01	14.22%
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Thirty Day Yield	rr_ThirtyDayYield	3.48%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	5.94%
Eaton Vance Oregon Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.59%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Eaton Vance Oregon Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.40%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	4.02%
Eaton Vance Oregon Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Eaton Vance Oregon Municipal Income Fund | Barclays Capital 20 Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Eaton Vance South Carolina Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax and South Carolina state personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 12. 11 % for the quarter ended September 30, 2009, and the lowest quarterly return was -9.83 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 9.57%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 39.55%) for Class A shares were 2.84 % and 4.70%, respectively, for Class B shares were 2.24 % and 3.71%, respectively, for Class C shares were 2.24 % and 3.71%, respectively, and for Class I shares were 3.19 % and 5.28%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.83%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to January 12, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance South Carolina Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EASCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.07%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	554
3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,429
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	554
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	721
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	903
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,429
Annual Return 2002	rr_AnnualReturn2002	8.18%
Annual Return 2003	rr_AnnualReturn2003	6.73%
Annual Return 2004	rr_AnnualReturn2004	5.76%
Annual Return 2005	rr_AnnualReturn2005	4.87%
Annual Return 2006	rr_AnnualReturn2006	7.99%
Annual Return 2007	rr_AnnualReturn2007	(1.50%)
Annual Return 2008	rr_AnnualReturn2008	(19.39%)
Annual Return 2009	rr_AnnualReturn2009	28.86%
Annual Return 2010	rr_AnnualReturn2010	(1.51%)
Annual Return 2011	rr_AnnualReturn2011	12.27%
1 Year	rr_AverageAnnualReturnYear01	6.95%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Thirty Day Yield	rr_ThirtyDayYield	2.84%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.70%
Eaton Vance South Carolina Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVSCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.07%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	659
3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,050
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,655
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,655
1 Year	rr_AverageAnnualReturnYear01	6.37%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	3.81%
Thirty Day Yield	rr_ThirtyDayYield	2.24%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.71%
Eaton Vance South Carolina Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECSCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.07%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,845
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Thirty Day Yield	rr_ThirtyDayYield	2.24%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.71%
Eaton Vance South Carolina Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EISCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.07%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	195
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	762
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	2.67%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Thirty Day Yield	rr_ThirtyDayYield	3.19%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	5.28%
Eaton Vance South Carolina Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.92%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Eaton Vance South Carolina Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	4.14%
Eaton Vance South Carolina Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Eaton Vance South Carolina Municipal Income Fund | Barclays Capital 20 Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Eaton Vance Tennessee Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Tennessee state personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 56 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 56 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions , if securities are rated differently by the rating agencies , the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 8. 48 % for the quarter ended March 31, 2009, and the lowest quarterly return was –10. 79 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 was 6.79%.  For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 2.23 % and 3.65%, respectively, for Class B shares were 1.60 % and 2.62%, respectively, for Class C shares were 1.59 % and 2.60%, respectively, and for Class I shares were 2.54 % and 4.16%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.79%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes .  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance Tennessee Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETTNX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	546
3 Years	rr_ExpenseExampleYear03	697
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	862
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	546
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	862
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,338
Annual Return 2002	rr_AnnualReturn2002	8.82%
Annual Return 2003	rr_AnnualReturn2003	6.07%
Annual Return 2004	rr_AnnualReturn2004	3.42%
Annual Return 2005	rr_AnnualReturn2005	2.92%
Annual Return 2006	rr_AnnualReturn2006	5.98%
Annual Return 2007	rr_AnnualReturn2007	0.62%
Annual Return 2008	rr_AnnualReturn2008	(18.54%)
Annual Return 2009	rr_AnnualReturn2009	25.40%
Annual Return 2010	rr_AnnualReturn2010	(0.43%)
Annual Return 2011	rr_AnnualReturn2011	6.44%
1 Year	rr_AverageAnnualReturnYear01	1.44%
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Thirty Day Yield	rr_ThirtyDayYield	2.23%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.65%
Eaton Vance Tennessee Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVTNX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	651
3 Years	rr_ExpenseExampleYear03	868
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,008
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	151
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	468
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,565
1 Year	rr_AverageAnnualReturnYear01	0.72%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Thirty Day Yield	rr_ThirtyDayYield	1.60%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.62%
Eaton Vance Tennessee Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECTNX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	251
3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	151
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	468
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,768
1 Year	rr_AverageAnnualReturnYear01	4.61%
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	2.78%
Thirty Day Yield	rr_ThirtyDayYield	1.59%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.60%
Eaton Vance Tennessee Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EITNX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	54
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	170
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	665
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Thirty Day Yield	rr_ThirtyDayYield	2.54%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.16%
Eaton Vance Tennessee Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.43%
5 Years	rr_AverageAnnualReturnYear05	0.74%
10 Years	rr_AverageAnnualReturnYear10	3.04%
Eaton Vance Tennessee Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.43%
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Eaton Vance Tennessee Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Eaton Vance Tennessee Municipal Income Fund | Barclays Capital 20 Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Eaton Vance Virginia Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Virginia state personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 5 5 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality.

The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“ junk bonds ”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk.  Because the Fund will concentrate its investments in obligations issued in a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated fund. Please refer to the Fund's Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2011 , the highest quarterly total return for Class B was 12. 52 % for the quarter ended March 31, 2009, and the lowest quarterly return was –14. 67 % for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2011 to September 30, 2012 ) was 7.52%.   For the 30 days ended August 31, 2012 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.74%) for Class A shares were 2.50 % and 4.08%, respectively, for Class B shares were 1.88 % and 3.07%, respectively, for Class C shares were 1.88 and 3.07%, respectively, and for Class I shares were 2.83 % and 4.62%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.67%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to February 8, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index

 After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance Virginia Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETVAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.04%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	553
3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	898
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,418
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	553
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	898
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,418
Annual Return 2002	rr_AnnualReturn2002	7.01%
Annual Return 2003	rr_AnnualReturn2003	6.17%
Annual Return 2004	rr_AnnualReturn2004	4.03%
Annual Return 2005	rr_AnnualReturn2005	3.87%
Annual Return 2006	rr_AnnualReturn2006	7.05%
Annual Return 2007	rr_AnnualReturn2007	(2.15%)
Annual Return 2008	rr_AnnualReturn2008	(23.57%)
Annual Return 2009	rr_AnnualReturn2009	35.21%
Annual Return 2010	rr_AnnualReturn2010	(2.88%)
Annual Return 2011	rr_AnnualReturn2011	6.40%
1 Year	rr_AverageAnnualReturnYear01	1.35%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	2.72%
Thirty Day Yield	rr_ThirtyDayYield	2.50%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.08%
Eaton Vance Virginia Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVVAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.04%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	658
3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,643
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,643
1 Year	rr_AverageAnnualReturnYear01	0.69%
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10	2.47%
Thirty Day Yield	rr_ThirtyDayYield	1.88%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.07%
Eaton Vance Virginia Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECVAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.04%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,845
1 Year	rr_AverageAnnualReturnYear01	4.69%
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	2.46%
Thirty Day Yield	rr_ThirtyDayYield	1.88%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.07%
Eaton Vance Virginia Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVAIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.04%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	60
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	189
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	329
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	738
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Thirty Day Yield	rr_ThirtyDayYield	2.83%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.62%
Eaton Vance Virginia Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.35%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	2.71%
Eaton Vance Virginia Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	0.55%
10 Years	rr_AverageAnnualReturnYear10	2.97%
Eaton Vance Virginia Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Eaton Vance Virginia Municipal Income Fund | Barclays Capital 20 Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%